Prepaid Expenses and Other Current Assets (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	May 17, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Deferred cost			$ 1,499
Price per share (in Dollars per share)			$ 10
Provision for doubtful recoveries